CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Interest on convertible loan	$ 219
SNS Business
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal		$ 60,000
Oak Pacific Investment
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal		$ 500,000